Debt	12 Months Ended
Dec. 31, 2017
Disclosure Of Debt Securities [Abstract]
Debt
Note 16. Debt
Certain of the Group’s subsidiaries have entered into long-term debt agreements with numerous banks and financial institutions. These agreements, which include customary terms and conditions in accordance with industry standards for unsecured facilities, include:
As at December 31:	2017	2016
Due to a bank, US$19,430 and US$19,428 at December 31, 2017 and 2016, respectively, fixed interest plus an interest margin and backup guarantee fee on US$19,428 (5.05% at December 31, 2017) and payable quarterly, secured by intercompany loan receivables and due in equal annual repayments with final repayment in September 2022	$24,374	$26,085
Due to a bank, €nil and €16,414 at December 31, 2017 and 2016, respectively	—	23,257
Due to banks, €nil and €8,000 at December 31, 2017 and 2016,	—	11,335
Due to a bank €nil and €25,900 at December 31, 2017 and 2016, respectively	—	36,699
Due to a bank, €13,605 and €14,642 at December 31, 2017 and 2016, respectively, €13,404 at a fixed interest rate (2.7% at December 31, 2017) and the remainder at EURIBOR plus an interest margin (1.55% at December 31, 2017) and payable quarterly, due in semi-annual repayments with final payment in May 2025. Repayments totaling $1,559 were past-due at December 31, 2017.	19,359	19,437
	$43,733	$116,813
Current portion	$43,733	$36,249
Long-term portion	—	80,564
	$43,733	$116,813

For additional information, see Note 27.
All long-term debt was classified to current liabilities as at December 31, 2017 as the lender notified the subsidiary borrowers that the debt had been accelerated and called due in 2018. The Group is in the process of negotiating an extension or other resolution with the lender on these subsidiaries’ debts.
Interest expense of  $nil, $nil and $608 was capitalized and included in property, plant and equipment during the year ended December 31, 2017, 2016 and 2015, respectively.